Goodwill - Schedule of Changes in Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 63.9	$ 53.1
Business combination (note 5)	8.3	10.8
Increase (decrease) through net exchange differences, goodwill	(1.4)	0.0
Goodwill at end of period	$ 70.8	$ 63.9